Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Detailed information about property, plant and equipment
	Dams	Port facilities	Buildings	Electric utility plant in service	Transport- ation facilities	Others	CIP	Total
As at 1 January 2018
Cost	2,220,224	3,358,811	11,173,669	418,360,698	1,155,392	5,972,688	29,534,677	471,776,159
Accumulated depreciation	(226,512)	(443,259)	(3,019,198)	(170,525,898)	(362,222)	(3,523,292)	-	(178,100,381)
Accumulated impairment losses	(356,023)	-	(52,387)	(7,914,640)	-	(33,213)	(991,422)	(9,347,685)
Net book value	1,637,689	2,915,552	8,102,084	239,920,160	793,170	2,416,183	28,543,255	284,328,093
Year ended 31 December 2018
Beginning of the year	1,637,689	2,915,552	8,102,084	239,920,160	793,170	2,416,183	28,543,255	284,328,093
Reclassification	-	-	90,791	(108,874)	-	18,083	-	-
Business combination	-	-	38,845	3,128,388	1,683	294,629	5,120	3,468,665
Additions	-	195	18,996	543,660	-	71,414	15,981,274	16,615,539
Transfer from CIP	5,867	50,824	514,167	17,726,156	460	108,477	(18,405,951)	-
Reclassification to assets held for sale	-	-	-	(547,720)	-	(3,668)	(2,645)	(554,033)
Disposals/write-off	-	-	(41,618)	(449,894)	-	(16,568)	-	(508,080)
Depreciation charge	(38,832)	(117,025)	(405,045)	(19,446,539)	(62,771)	(423,051)	-	(20,493,263)
Impairment charge	-	-	(20,002)	(947,520)	-	(112)	(22,144)	(989,778)
Currency translation differences	-	-	-	193,872	-	191	66	194,129
End of the year	1,604,724	2,849,546	8,298,218	240,011,689	732,542	2,465,578	26,098,975	282,061,272
As at 31 December 2018
Cost	2,308,072	3,409,830	12,566,461	472,814,967	1,219,218	7,226,391	27,112,542	526,657,481
Accumulated depreciation	(301,125)	(560,284)	(4,147,947)	(221,703,642)	(486,676)	(4,722,608)	-	(231,922,282)
Accumulated impairment losses	(402,223)	-	(120,296)	(11,099,636)	-	(38,205)	(1,013,567)	(12,673,927)
Net book value	1,604,724	2,849,546	8,298,218	240,011,689	732,542	2,465,578	26,098,975	282,061,272
Year ended 31 December 2019
Beginning of the year	1,604,724	2,849,546	8,298,218	240,011,689	732,542	2,465,578	26,098,975	282,061,272
Upon adoption of IFRS 16	-	-	-	(1,387,259)	-	(229,292)	-	(1,616,551)
Beginning of the year (restated)	1,604,724	2,849,546	8,298,218	238,624,430	732,542	2,236,286	26,098,975	280,444,721
Reclassification	-	(1,104,389)	6,313	(183)	-	1,098,259	-	-
Acquisition (note 41)	-	-	-	-	-	-	2,038,550	2,038,550
Additions	-	-	7,249	187,370	242	164,909	29,978,861	30,338,631
Transfer from CIP	39	1,794,267	771,582	17,261,238	190,777	158,621	(20,176,524)	-
Disposals/write-off	(2,292)	-	(470,877)	(157,316)	(4)	(4,664)	-	(635,153)
Depreciation charge	(42,965)	(88,629)	(430,155)	(20,057,767)	(69,473)	(449,818)	-	(21,138,807)
Impairment charge	-	(439,190)	(116,355)	(3,864,903)	(993)	(43,432)	(1,255,117)	(5,719,990)
Currency translation differences	-	-	-	298,193	-	(3,764)	526	294,955
End of the year	1,559,506	3,011,605	8,065,975	232,291,062	853,091	3,156,397	36,685,271	285,622,907
As at 31 December 2019
Cost	2,305,554	3,975,987	12,916,746	488,256,686	1,410,233	8,429,661	38,949,263	556,244,130
Accumulated depreciation	(343,836)	(525,192)	(4,614,648)	(241,169,240)	(556,149)	(5,191,819)	-	(252,400,884)
Accumulated impairment loss	(402,212)	(439,190)	(236,123)	(14,796,384)	(993)	(81,445)	(2,263,992)	(18,220,339)
Net book value	1,559,506	3,011,605	8,065,975	232,291,062	853,091	3,156,397	36,685,271	285,622,907